UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-389-8713

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND
350 Madison Avenue, 9th Floor
New York, New York 10017

May 28, 2014

Re:  ACAP Strategic Fund (the “Fund”) – Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long, mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2014

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2014

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2014
Assets
Investments in securities, at fair value (cost $1,472,338,496)	$1,703,358,358
Cash and cash equivalents (including Euros of $787,597 with a cost of $752,489, Hong Kong Dollars of $3,774,365, with a cost of $3,774,365, Singapore Dollars of $3,901,283, with a cost of $3,904,813, British Pounds Sterling of $59,137, with a cost of $53,640, and Japanese Yen of $(7,970,854), with a cost of $(8,015,132)	128,123,819
Due to/from broker (including British Pounds Sterling of $1,578,848, with a cost of $1,519,476, Euros of $(32,544), with a cost of $(32,532), Canadian Dollars of $11,029,051, with a cost of $11,007,217, Hong Kong Dollars of $4,962,232, with a cost of $4,960,878, Swedish Krona of $2,664, with a cost of $2,570, and Japanese Yen of $5,942,811, with a cost of $5,995,132)	161,313,212
Receivable for investment securities sold	26,872,114
Dividends receivable	1,751,974
Interest receivable	180,151
Other assets	146,670

Total assets	2,021,746,298

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $497,347,801)	501,935,159
Payable for investment securities purchased	87,071,992
Withdrawals payable	23,340,145
Management fees payable	2,527,692
Dividends payable on securities sold, not yet purchased	1,852,058
Net unrealized depreciation on total return swaps	1,405,537
Stock loan fee payable	1,068,995
Shareholders servicing fees payable	315,508
Accrued incentive fees	286,519
Administration fees payable	192,942
Professional fees payable	12,894
Accrued expenses	145,717

Total liabilities	620,155,158

Net Assets	$1,401,591,140

Net assets
Represented by:
Shares of beneficial interest - $0.001 par value; unlimited shares authorized; 107,045,619 shares issued and outstanding	$1,223,921,815
Accumulated net investment gain/(loss)	(124,396,473)
Accumulated net realized gain/(loss) of investment transactions, foreign currency transactions and total return swaps	76,923,344
Net unrealized gain/(loss) of investments, foreign currency and total return swaps	225,142,454

Net Assets	$1,401,591,140

Net asset value per share	$13.09

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		March 31, 2014 Fair Value
	Investments in Securities—121.53%
	Common Stocks—121.53%
	China—10.29%
	E-Commerce / Products—1.13%
105,900	Vishop Holdings Ltd ADS *	$15,810,870

	E-Commerce / Services—1.11%
226,500	SouFun Holdings Ltd ADR	15,497,130

	Gas–Distribution—1.44%
2,898,000	ENN Energy Holdings Ltd	20,192,844

	Internet Application Software—1.40%
281,900	Tencent Holdings Ltd	19,606,042

	Internet Connective Services—0.35%
169,780	21Vianet Group Inc ADR *	4,872,686

	Internet Security—1.27%
179,120	Qihoo 360 Technology Co Ltd ADR *	17,836,769

	Web Portals / ISP—3.59%
330,600	Baidu Inc ADR * (a)	50,376,828

	Total China (cost $137,206,315)	$144,193,169

	Hong Kong—6.18%
	Alternative Waste Technology—2.54%
25,931,000	China Everbright International Ltd	35,501,540

	Casino Hotels—3.64%
5,872,000	Galaxy Entertainment Group Ltd	51,058,895

	Total Hong Kong (cost $40,422,660)	$86,560,435

	Japan—11.59%
	Commercial Banks–Non U.S.—0.91%
2,829,564	Sumitomo Mitsui Trust Holdings Inc	12,803,581

	E-Commerce / Products—3.15%
3,305,174	Rakuten Inc	44,193,082

	Electronic Components–Miscellaneous—1.76%
1,411,500	Alps Electric Co Ltd	16,871,937
871,570	Minebea Co Ltd	7,769,105

		24,641,042

	Finance–Leasing Company—0.74%
736,530	ORIX Corp	10,391,592

	Finance–Other Services—3.37%
1,929,860	Japan Exchange Group Inc	47,185,391

	Resorts / Theme Parks—0.61%
55,669	Oriental Land Co Ltd	8,486,705

	Retail–Vision Service Centers—0.31%
147,182	Jin Co Ltd	4,408,957

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2014 Fair Value
	Common Stocks (continued)
	Japan (continued)
	Transport–Truck—0.74%
481,026	Yamato Holdings Co Ltd	$10,387,938

	Total Japan (cost $154,987,294)	$162,498,288

	Switzerland—1.43%
	Diversified Manufacturing Operations—1.43%
253,460	Pentair Ltd	20,109,516

	Total Switzerland (cost $19,342,100)	$20,109,516

	United States—92.04%
	Apparel Manufacturers—1.40%
252,090	Carter’s Inc (a)	19,574,788

	Applications Software—1.12%
262,100	ServiceNow Inc *	15,705,032

	Auction House / Art Dealer—0.52%
166,610	Sotheby’s	7,255,865

	Cable / Satellite Television—2.87%
805,940	Comcast Corp, Class A	40,313,119

	Casino Hotels—0.98%
169,770	Las Vegas Sands Corp	13,714,020

	Commercial Services–Finance—7.13%
243,930	Alliance Data Systems Corp * (a)	66,458,728
448,750	MasterCard Inc, Class A (a)	33,521,625

		99,980,353

	Computer Aided Design—1.04%
343,110	Aspen Technology Inc * (a)	14,534,140

	Computer Data Security—0.46%
257,631	Qualys Inc *	6,551,556

	Computers—1.52%
39,670	Apple Inc (a)	21,292,476

	Consulting Services—1.64%
382,800	Verisk Analytics Inc, Class A * (a)	22,952,688

	Consumer Products–Miscellaneous—0.33%
202,566	Tumi Holdings Inc * (a)	4,584,068

	E-Commerce / Products—3.18%
132,260	Amazon.com Inc * (a)	44,508,135

	E-Commerce / Services—4.97%
86,600	Coupons.com Inc *	2,134,690
1,057,450	Groupon Inc *	8,290,408
653,100	TripAdvisor Inc * (a)	59,164,329

		69,589,427

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Components–Semiconductors—3.30%
97,100	OmniVision Technologies Inc * (a)	$1,718,670
820,050	Xilinx Inc (a)	44,504,114

		46,222,784

	Electronic Design Automation—1.71%
120,130	Cadence Design Systems Inc * (a)	1,866,820
576,440	Synopsys Inc * (a)	22,141,060

		24,007,880

	Enterprise Software / Services—1.57%
283,570	Guidewire Software Inc *	13,909,109
214,880	Informatica Corp *	8,118,166

		22,027,275

	Finance–Credit Card—3.70%
349,410	American Express Co * (a)	31,457,382
94,350	Visa Inc, Class A (a)	20,366,391

		51,823,773

	Finance–Other Services—3.74%
265,030	IntercontinentalExchange Group Inc	52,430,885

	Food–Retail—0.78%
215,870	Whole Foods Market Inc	10,946,768

	Internet Content–Entertainment—3.58%
198,070	Facebook Inc, Class A *	11,931,737
1,263,720	Pandora Media Inc. *	38,315,990

		50,247,727

	Internet Content–Information / Network—1.04%
78,640	LinkedIn Corp, Class A *	14,543,682

	Investment Management / Advisory Services—0.80%
55,970	Affiliated Managers Group Inc * (a)	11,196,799

	Medical–Biomedical / Genetics—8.08%
247,670	Alexion Pharmaceuticals Inc * (a)	37,678,037
405,130	BioMarin Pharmaceuticals Inc * (a)	27,633,917
151,990	Celgene Corp *	21,217,804
376,500	Gilead Sciences Inc *	26,678,790

		113,208,548

	Medical–Drugs—0.58%
335,790	ACADIA Pharmaceuticals Inc * (a)	8,169,771

	Medical–Outpatient / Home Medical—2.56%
1,089,924	Premier Inc, Class A * (a)	35,912,996

	Medical–Wholesale Drug Distribution—2.38%
509,560	AmerisourceBergen Corp (a)	33,422,040

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	Multimedia—2.25%
1,014,600	Twenty-First Century Fox Inc, Class B (a)	$31,574,352

	Office Automation & Equipment—1.22%
658,040	Pitney Bowes Inc	17,102,460

	Private Equity—0.85%
360,750	Blackstone Group LP MLP	11,994,938

	Publishing–Newspapers—2.51%
2,103,305	News Corp, Class B * (a)	35,125,194

	REITS–Diversified—3.10%
589,420	Crown Castle International Corp	43,487,408

	Resorts / Theme Parks—0.89%
309,710	Six Flags Entertainment Corp	12,434,857

	Retail–Apparel / Shoes—0.68%
260,980	Urban Outfitters Inc * (a)	9,517,941

	Retail–Consumer Electronics—0.82%
432,920	Best Buy Inc	11,433,417

	Retail–Discount—3.56%
288,220	Costco Wholesale Corp (a)	32,188,410
340,330	Dollar Tree Inc * (a)	17,758,419

		49,946,829

	Retail–Home Furnishings—0.90%
171,220	Restoration Hardware Holdings Inc *	12,600,080

	Retail–Major Department Stores—0.69%
155,570	Nordstrom Inc (a)	9,715,347

	Retail–Miscellaneous / Diversified—0.55%
227,740	Container Store Group Inc *	7,731,773

	Retail–Restaurants—2.88%
490,470	Dunkin’ Brands Group Inc (a)	24,611,785
198,242	Potbelly Corp *	3,542,585
165,490	Starbucks Corp	12,143,656

		40,298,026

	Retail–Sporting Goods—0.99%
212,100	Cabela’s Inc * (a)	13,894,671

	Semiconductor Equipment—4.01%
1,829,830	Applied Materials Inc (a)	37,365,129
944,160	Teradyne Inc	18,779,342

		56,144,471

	Television—3.74%
847,810	CBS Corp, Class B (a)	52,394,658

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	Web Portals / ISP—1.42%
553,870	Yahoo! Inc * (a)	$19,883,933

	Total United States (cost $1,120,380,127)	$1,289,996,950

	Total Common Stock (cost $1,472,338,496)	$1,703,358,358

	Total Investments in Securities (cost $1,472,338,496)†	$1,703,358,358

	Other Liabilities in Excess of Assets—(21.53%) **	$(301,767,218)

	Net Assets—100.00%	$1,401,591,140

(a)	Partially or wholly held in a pledged account by the Custodian or Prime Broker as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $128,123,819 invested in a BNY Mellon Money Market Account, which is 9.14% of net assets and foreign currency with a U.S. Dollar value of $551,528 which is 0.04% of net assets.

ADR	American Depositary Receipt

ADS	American Depositary Shares

MLP	Master Limited Partnership

†	Aggregate cost for federal income tax purposes is $1,130,109,497. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$272,975,972
Excess of cost of value	(20,702,982)

$252,272,990

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities – By Industry	March 31, 2014 Percentage of Net Assets (%)
Alternative Waste Technology	2.54
Apparel Manufacturers	1.40
Applications Software	1.12
Auction House / Art Dealer	0.52
Cable / Satellite Television	2.87
Casino Hotels	4.62
Commercial Banks – Non U.S .	0.91
Commercial Services – Finance	7.13
Computer Aided Design	1.04
Computer Data Security.	0.46
Computers	1.52
Consulting Services	1.64
Consumer Products – Miscellaneous	0.33
Diversified Manufacturing Operations	1.43
E-Commerce / Products	7.46
E-Commerce / Services	6.08
Electronic Components – Miscellaneous	1.76
Electronic Components – Semiconductors	3.30
Electronic Design Automation	1.71
Enterprise Software / Services	1.57
Finance – Credit Card	3.70
Finance – Leasing Company.	0.74
Finance – Other Services	7.11
Food – Retail	0.78
Gas – Distribution	1.44
Internet Application Software	1.40
Internet Connective Services	0.35
Internet Content – Entertainment	3.58
Internet Content – Information / Network	1.04
Internet Security	1.27
Investment Management / Advisory Services	0.80
Medical – Biomedical / Genetics	8.08
Medical – Drugs	0.58
Medical – Outpatient / Home Medical	2.56
Medical – Wholesale Drug Distribution	2.38
Multimedia	2.25
Office Automation & Equipment	1.22
Private Equity.	0.85
Publishing – Newspapers	2.51
REITS – Diversified	3.10
Resorts / Theme Parks	1.50
Retail – Apparel / Shoes	0.68
Retail – Consumer Electronics	0.82
Retail – Discount	3.56
Retail – Home Furnishings	0.90
Retail – Major Department Stores	0.69
Retail – Miscellaneous / Diversified	0.55
Retail – Restaurants	2.88
Retail – Sporting Goods	0.99
Retail – Vision Service Centers	0.31
Semiconductor Equipment	4.01
Transport – Truck	0.74
Television	3.74
Web Portals / ISP	5.01

Total Investments in Securities	121.53%

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		March 31, 2014 Fair Value
	Securities Sold, Not Yet Purchased—35.81%
	Common Stock—35.81%
	Canada—0.80%
	Computers–Integrated Systems—0.80%
363,594	CGI Group Inc, Class A	$11,243,002

	Total Canada (proceeds $10,943,633)	$11,243,002

	China—2.60%
	Computers—1.14%
14,408,000	Lenovo Group Ltd	15,917,979

	Electric–Generation—0.22%
2,132,000	Datang International Power Generation Co Ltd, Class H	777,816
2,346,000	Huaneng Power International Inc, Class H	2,244,064

		3,021,880

	Electronic Components–Miscellaneous—0.68%
1,829,967	AAC Technologies Holdings Inc	9,471,793

	Metal Processors & Fabrication—0.10%
4,484,000	China Zhongwang Holdings Ltd	1,404,673

	Metal–Aluminum—0.03%
49,900	Aluminum Corp of China Ltd ADR	430,637

	Web Portals / ISP—0.43%
92,000	Sohu.com Inc	5,988,280

	Total China (proceeds $35,068,105)	$36,235,242

	Hong Kong—2.08%
	Audio / Video Products—0.13%
3,247,946	Skyworth Digital Holdings Ltd	1,783,700

	Distribution / Wholesale—1.11%
10,574,000	Li & Fung Ltd	15,621,665

	Electric–Integrated—0.84%
1,564,500	CLP Holdings Ltd	11,798,719

	Total Hong Kong (proceeds $31,120,410)	$29,204,084

	India—1.32%
	Computer Services—1.32%
342,200	Infosys Ltd ADR	18,540,396

	Total India (proceeds $17,354,513)	$18,540,396

	Ireland—1.24%
	Computers–Memory Devices—1.24%
309,500	Seagate Technology PLC	$17,381,520

	Total Ireland (proceeds $15,675,663)	$17,381,520

	Japan—2.84%
	Chemicals–Diversified—0.46%
565,631	Kuraray Co Ltd	6,480,988

	Electronic Components–Semiconductors—0.40%
126,400	Rohm Co Ltd	5,652,008

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2014 Fair Value
	Common Stocks (continued)
	Japan (continued)
	Office Automation & Equipment—1.62%
731,100	Canon Inc	$22,653,203

	Printing–Commercial—0.36%
520,000	Dai Nippon Printing Co Ltd	4,993,737

	Total Japan (proceeds $41,825,800)	$39,779,936

	South Korea—0.33%
	Electronic Components–Miscellaneous—0.33%
373,800	LG Display Co Ltd ADR	4,672,500

	Total South Korea (proceeds $5,503,888)	$4,672,500

	Switzerland—0.42%
	Computers–Peripheral Equipment—0.42%
397,800	Logitech International SA	5,923,242

	Total Switzerland (proceeds $5,078,515)	$5,923,242

	Taiwan—0.69%
	Electronic Components–Miscellaneous—0.22%
896,100	AU Optronics Corp ADR	3,118,428

	Semiconductor Components–Integrated Circuits—0.47%
418,100	Siliconware Precision Industries Co ADR	2,780,365
1,830,500	United Microelectronics Corp ADR	3,807,440

		6,587,805

	Total Taiwan (proceeds $10,416,814)	$9,706,233

	United States—23.49%
	Beverages–Non-alcoholic—1.02%
368,300	Coca-Cola Inc	14,238,478

	Commercial Services–Finance—0.68%
578,660	Western Union Co	9,466,878

	Commercial Services—0.40%
272,290	Weight Watchers International Inc	5,592,837

	Computer Services—1.52%
110,390	International Business Machines Corp	21,248,971

	Cruise Lines—0.68%
251,760	Carnival Corp	9,531,634

	Diagnostic Kits—0.24%
99,040	Alere Inc	3,402,024

	Electric–Integrated—1.98%
143,620	Hawaiian Electric Industries Inc	3,650,820
166,690	Pinnacle West Capital Corp	9,111,275
392,310	Public Service Enterprise Group Inc	14,962,703

		27,724,798

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2014 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Components–Semiconductors—3.92%
264,770	Cree Inc	$14,975,391
672,450	Intel Corp	17,355,935
478,710	Micron Technology Inc	11,326,279
240,410	Texas Instruments Inc	11,335,332

		54,992,937

	Food–Miscellaneous / Diversified—1.75%
288,120	General Mill Inc	14,930,378
153,150	Kellogg Co	9,604,037

		24,534,415

	Recreational Centers—1.02%
296,870	Life Time Fitness Inc	14,279,447

	REITS–Diversified—1.00%
128,040	Digital Realty Trust Inc	6,796,363
72,800	Vornado Realty Trust	7,175,168

		13,971,531

	REITS–Office Property—0.88%
299,060	Mack-Cali Realty Corp	6,217,457
356,790	Piedmont Office Realty Trust Inc, Class A	6,118,949

		12,336,406

	Rental Auto / Equipment—0.59%
311,720	Rent-A-Center Inc	8,291,752

	Retail–Apparel / Shoes—0.80%
246,490	Buckle Inc	11,289,242

	Sector Fund–Real Estate—0.85%
176,770	iShares US Real Estate ETF	11,962,026

	Sector Fund–Utility—1.26%
424,440	Utilities Select Sector SPDR Fund ETF	17,597,282

	Security Services—1.35%
634,450	ADT Corp	19,001,778

	Telecommunication Equipment–Fiber Optics—1.35%
908,670	Corning Inc	18,918,509

	Telephone–Integrated—1.61%
642,920	AT&T Inc	22,547,204

	Web Hosting / Design—0.59%
253,530	Rackspace Hosting Inc	8,320,855

	Total United States (proceeds $324,360,460)	$329,249,004

	Total Common Stock (proceeds $497,347,801)	$501,935,159

	Total Securities Sold, Not Yet Purchased (proceeds $497,347,801)	$501,935,159

ETF Exchange Traded Fund

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	March 31, 2014 Percentage of Net Assets (%)
Audio / Video Products	0.13
Beverages – Non-alcoholic	1.02
Chemicals – Diversified	0.46
Commercial Services – Finance	0.68
Commercial Services	0.40
Computers	1.14
Computers – Integrated Systems	0.80
Computers – Memory Devices	1.24
Computers – Peripheral Equipment	0.42
Computer Services	2.84
Cruise Lines	0.68
Diagnostic Kits	0.24
Distribution / Wholesale	1.11
Electric – Generation	0.22
Electric – Integrated	2.82
Electronic Components – Miscellaneous	1.23
Electronic Components – Semiconductors	4.32
Food – Miscellaneous / Diversified	1.75
Metal Processors & Fabrication	0.10
Metal – Aluminum	0.03
Office Automation & Equipment	1.62
Printing – Commercial	0.36
Recreational Centers	1.02
REITS – Diversified.	1.00
REITS – Office Property.	0.88
Rental Auto / Equipment	0.59
Retail – Apparel / Shoes	0.80
Sector Fund – Real Estate	0.85
Sector Fund – Utility	1.26
Security Services	1.35
Semiconductor Components – Integrated Circuits	0.47
Telecommunication Equipment – Fiber Optics	1.35
Telephone – Integrated	1.61
Web Hosting / Design	0.59
Web Portals / ISP	0.43

Total Securities Sold, Not Yet Purchased	35.81%

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)
	Swap Contracts—(0.10%)
	Total Return Swap Contracts—(0.10%)
	Audio / Video Products—(0.04%)
$(10,274,032)	3/3/2016	Sharp Corp.	$(589,512)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.50%.

	Building Products–Doors & Windows—(0.01%)
(13,152,200)	3/3/2016	Asahi Glass Co Ltd.	(226,370)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Capacitors—(0.02%)
(13,447,919)	3/3/2016	Taiyo Yuden Co Ltd.	(288,886)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.80%.

	Chemicals–Diversified—0.00%
(782,516)	3/3/2016	Nitto Denko Corp.	(28,474)

Agreement with Morgan Stanley, dated 03/01/10 to deliver the total return of the shares of Nitto Denko Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Computers—(0.03%)
(13,205,378)	3/3/2016	Asustek Computer Inc.	(388,235)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.13%.

(2,992,280)	3/3/2016	Compal Electronics Inc.	(243,553)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Compal Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.

(8,647,395)	3/3/2016	Quanta Computer Inc.	162,640

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Quanta Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.75%.

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Computers (continued)
$(2,642,102)	3/3/2016	Wistron Corporation	$(36,759)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wistron Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.98%.

			(505,907)

	Computers–Peripheral Equipment—(0.01%)
(6,855,494)	3/3/2016	Innolux Display Corp.	(92,497)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

	Electric Products–Miscellaneous—(0.05%)
(14,056,372)	3/3/2016	LG Electronics Inc.	(367,774)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.34%.

(10,011,440)	3/3/2016	LG Innotek Co Ltd.	(303,945)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

			(671,719)

	Electronic Components–Miscellaneous—(0.11%)
(6,389,213)	3/3/2016	AU Optronics Corp.	(24,250)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

(14,768,938)	3/3/2016	Hon Hai Precision Industry Co Ltd.	(107,734)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(7,041,767)	3/3/2016	NEC Corporation	(65,608)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NEC Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Electronic Components–Miscellaneous (continued)

$(11,150,988)	3/3/2016	Nippon Electric Glass Co Ltd.	$(780,206)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Electric Glass Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(10,408,281)	3/3/2016	Samsung Electro-Mechanics Co Ltd.	(517,675)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.52%.

(10,734,763)	3/3/2016	Toshiba Corp.	(102,718)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Toshiba Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(4,889,326)	3/3/2016	TPK Holding Co Ltd.	(4,987)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of TPK Holding Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 9.86%.

(1,118,821)	3/3/2016	Wintek Corp.	1,343

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wintek Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.

			(1,601,835)

	Electronic Components–Semiconductors—0.19%
(3,295,080)	3/3/2016	Epistar Corp.	49,658

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Epistar Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.75%.

(1,212,297)	3/3/2016	MediaTek Inc.	16,681

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.

(2,745,320)	3/3/2016	Nippon Chemi-Con Corp.	(162,482)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.56%.

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Electronic Components–Semiconductors (continued)

$39,266,741	3/3/2016	Samsung Electronics Co Ltd.	$1,896,975

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(16,430,874)	3/3/2016	SK Hynix Inc.	867,456

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			2,668,288

	Finance–Investment Banker / Broker—0.00%
(1,579,962)	3/3/2016	Bolsas y Mercados Espanoles SA	(22,047)

Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

	Food–Retail—0.00%
(7,442,376)	3/3/2016	Delhaize Group SA.	(210,546)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(9,084,360)	3/3/2016	Koninklijke Ahold NV	485,839

Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Koninklijke Ahold NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(20,221,455)	12/11/2014	Tesco PLC	(200,963)

Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(6,160,565)	12/11/2014	WM Morrison Supermarkets PLC	(88,927)

Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(14,597)

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Hotels & Motels—(0.02%)
$31,263,980	12/11/2014	Whitbread PLC	$(226,925)

Agreement with Morgan Stanley, dated 12/08/2012 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Internet Content–Entertainment—(0.01%)
(3,453,411)	3/3/2016	Gree Inc	(95,494)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Gree Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.

	Metal Processors & Fabrication—0.00%
(5,420,341)	3/3/2016	Catcher Technology Co Ltd	40,438

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

	Office Automation & Equipment—(0.01%)
(10,667,513)	3/3/2016	Ricoh Co Ltd	(194,263)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Photo Equipment & Supplies—0.00%
(4,304,177)	3/3/2016	Largan Precision Co Ltd	(77,177)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.50%.

(10,416,163)	3/3/2016	Nikon Corp	81,213

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			4,036

	Publishing–Periodicals—0.00%
(1,915,523)	12/11/2014	UBM PLC	(7,911)

Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of UBM PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Retail–Discount—0.00%
$8,959,392	12/11/2014	Poundland Group PLC	$3,777

Agreement with Morgan Stanley, dated 12/08/2012 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail–Drug Stores—0.01%
1,925,240	5/28/2015	RAIA Drogasil SA	190,615

Agreement with Morgan Stanley, dated 05/28/2013 to receive the total return of the shares of RAIA Drogasil SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail–Restaurants—(0.01%)
6,934,899	3/3/2016	Gourmet Master Co Ltd	(89,717)

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

	Semiconductor Components–Integrated Circuits—0.03%
(7,344,558)	3/3/2016	Novatek Microelectronics Corp	(81,088)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.83%.

(6,976,501)	3/3/2016	Powertech Technology Inc	11,349

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.49%.

83,898,202	3/3/2016	QUALCOMM Inc	589,248

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

(5,132,255)	3/3/2016	Realtek Semiconductor Corp	(85,171)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Semiconductor Components–Integrated Circuits (continued)
$(1,082,031)	3/3/2016	United Microelectronics Corp	$103

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.30%.

			434,441

	Television—0.02%
6,668,588	3/3/2016	Nippon Television Holdings Inc	242,923

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Nippon Television Holdings Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Web Portals / ISP—(0.08%)
47,542,740	3/3/2016	Google Inc, Class A	(733,320)

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

17,764,962	3/3/2016	NAVER Corp	(334,056)

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of NAVER Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			(1,067,376)

	Wireless Equipment—0.05%
10,451,899	3/3/2016	Samsung SDI Co Ltd	733,475

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung SDI Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Total Swap Contracts		$(1,405,537)

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts – By Industry	March 31, 2014 Percentage of Net Assets (%)
Audio / Video Products	(0.04%)
Building Products – Doors & Windows	(0.01%)
Capacitors	(0.02%)
Chemical – Diversified	0.00%
Computers	(0.03%)
Computers – Peripheral Equipment	(0.01%)
Electric Products – Miscellaneous	(0.05%)
Electronic Components – Miscellaneous	(0.11%)
Electronic Components – Semiconductors	0.19%
Finance – Investment Banker / Broker	0.00%
Food – Retail	0.00%
Hotels & Motels	(0.02%)
Internet Content – Entertainment	(0.01%)
Metal Processors & Fabrication	0.00%
Office Automation & Equipment	(0.01%)
Photo Equipment & Supplies	0.00%
Publishing – Periodicals	0.00%
Retail – Discount	0.00%
Retail – Drug Stores	0.01%
Retail – Restaurants	(0.01%)
Semiconductor Components – Integrated Circuits	0.03%
Television	0.02%
Web Portals / ISP	(0.08%)
Wireless Equipment	0.05%

Total Swap Contracts	(0.10%)

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2014
Investment Income
Dividends (net of foreign withholding tax of $157,501)	$6,725,520
Interest	738,037

Total investment income	7,463,557

Expenses
Management fees	13,327,767
Stock loan fees	5,151,320
Dividends on securities sold, not yet purchased	4,323,402
Shareholder servicing fees	1,662,728
Administration fees	539,306
Professional fees	400,665
Incentive Fee	286,519
Transfer agent fees	172,223
Custody fees	158,257
Registration fees	69,578
Insurance expense	66,562
Trustees’ fees	22,499
Interest expense	4,571
Miscellaneous expense	273,982

Total expenses	26,459,379

Net investment loss	(18,995,822)

Realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps
Realized gain/(loss) from investment activities, foreign currency transactions and total return swaps
Investment securities	62,344,365
Securities sold, not yet purchased	(38,442,926)
Foreign currency transactions	(476,355)
Total return swaps	21,942,962

Net realized gain/(loss) from investment activities, foreign currency transactions and total return swaps	45,368,046

Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	(23,353,194)
Net change in unrealized gain/(loss) of total return swaps	(3,544,811)

Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	(26,898,005)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	18,470,041

Net decrease in net assets resulting from operations	$(525,781)

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended March 31, 2014	For the Eleven Months Ended September 30, 2013
From operations:

Net investment loss	$(18,995,822)	$(61,506,410)
Net realized gain/(loss) from investment activities, foreign currency transactions and total return swaps	45,368,046	26,769,046
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	(26,898,005)	183,062,628

Net increase/(decrease) in net assets resulting from operations	(525,781)	148,325,264

Distributions to shareholders:

From net realized gain ($0.06473 per share)	(6,239,719)	—

Net decrease in net assets resulting from distributions to shareholders	(6,239,719)	—

From transactions in shares:
Net proceeds from sale of shares	306,741,023	384,356,513
Reinvestment of distributions	5,746,559	—
Cost of shares repurchased	(41,479,574)	(89,914,361)

Net increase in net assets from transactions in shares	271,008,008	294,442,152

Net increase in net assets	264,242,508	442,767,416

Net assets at beginning of period	1,137,348,632	694,581,216

Net assets at end of period	$1,401,591,140	$1,137,348,632

Accumulated Undistributed Net Investment Loss	$(124,396,473)	$(105,400,651)

The accompanying notes are an integral part of these unaudited financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding Shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its managing member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon is registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes, i.e., leverage its assets. The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of Shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $100,000, subject to reduction at the discretion of an investor’s broker, dealer or other financial intermediary, but not below $50,000. Minimum subsequent investments must be at least $10,000 (in each case, including a sales load if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with Mainsail Group, L.L.C. (the “Underwriter”) or with brokers or dealers retained by the Underwriter to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,000,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires (hereafter referred to as “authoritative guidance”) the Adviser to make estimates

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

In June 2013, the FASB issued ASU No. 2013-08, Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU 2013-08 changes the approach to the assessment of whether a company is an investment company, clarifies the characteristics of an investment company, provides comprehensive guidance for the investment company assessment and contains certain disclosure requirements. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited. We do not believe the adoption of ASU 2013-08 will have a material impact on our financial statements.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board in accordance with authoritative guidance.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service.

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

The Fund follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended March 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Active Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04). ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. The adoption of ASU 2011-04 did not have a material impact on the Fund’s financial statements.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance March 31, 2014
Assets
Common Stock	$1,703,358,358	$—	$—	$1,703,358,358

Liabilities
Common Stock	$501,935,159	$—	$—	$501,935,159
Total Return Swaps	—	1,405,537	—	1,405,537

Total Liabilities	$501,935,159	$1,405,537	$—	$503,340,696

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2014, $128,123,819 in cash equivalents were held in a BNY Mellon Money Market Account, including foreign currency with a U.S. Dollar value of $551,528. Amounts may at times exceed federally insured limits.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At March 31, 2014, the Fund had no deferred tax liability.

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Income Taxes (continued)

net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

f. Due to/from Broker

Due to/from broker consists of U.S. dollar cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc. and Credit Suisse Securities (USA) LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from broker primarily represents receivables for funds held by the broker which result from proceeds of short sales and cash proceeds from the unwind of swap positions. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 2.00% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. During the six months ended March 31, 2014, Management Fees totaled $13,327,767, of which $2,527,692 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

Fiscal Period means each period ending on the Fund’s fiscal year-end, provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

4. Incentive Fee (continued)

not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

During the six months ended March 31, 2014, earned incentive amounted to $286,519, all of which remained payable at the end of the reporting period and is included in the accompanying Statement of Assets and Liabilities.

5. Shareholder Servicing Fee

Under the terms of the distribution agreement with the Fund, the Fund pays ongoing shareholder servicing fees to the Underwriter to compensate it for providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. The Underwriter may retain all or a portion of these payments. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.25% (on an annualized basis) of the net asset value of the Fund.

During the six months ended March 31, 2014, Shareholder Servicing Fees amounted to $1,662,728. At March 31, 2014, $315,508 remained payable and is included in the accompanying Statement of Assets and Liabilities.

6. Administration Fee, Related Party and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses.

The Bank of New York Mellon (the “Custodian”) serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

Mainsail Group, L.L.C. (previously defined as the “Underwriter”), an underwriter under the federal securities laws, serves as underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the underwriter’s distribution agreement with the Fund, the Underwriter may retain unaffiliated brokers or dealers (i.e. “Selling Agents”) to assist in the distribution of Shares. For the six months ended March 31, 2014, the Underwriter did not receive compensation from the Fund.

Each Independent Trustee receives an annual retainer of $15,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

7. Indemnifications and Financial Guarantees (continued)

be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8. Securities Transactions

Aggregate purchases and sales of investment securities for the six months ended March 31, 2014, amounted to $1,238,289,285 and $948,066,490, respectively. Aggregate proceeds received and paid for securities sold, not yet purchased for the six months ended March 31, 2014, amounted to $581,366,595 and $521,354,117, respectively.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33 1/3 percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Adviser expects that the Fund’s investment program will make frequent use of leverage.

For the six months ended March 31, 2014, the average daily amount of such borrowings was $907,527 and the daily weighted average annualized interest rate was 1.01%.

10. Transactions in Shares

Transactions in Shares were as follows:

For the Six Months Ended March 31, 2014 Shares
Shares at the beginning of the period	87,074,958
Shares sold	22,643,193
Shares reinvested	415,514
Shares repurchased	(3,088,046)

Net increase (decrease)	19,970,661

Shares at the end of the period	107,045,619

As of March 31, 2014, the Investment Adviser and its affiliates own 10,203.315 shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/(depreciation) on swap contracts is reflected on the Statement of Operations and Schedule of Swap Contracts within these financial statements. The net change in unrealized appreciation/(depreciation) on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/(depreciation) from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non- investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

There was no activity of bonds and other fixed-income securities in the Fund during the six months ended March 31, 2014.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail Shares of exchange-traded funds that are registered under the 1940 Act (“ETFs”) and retail Shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these Shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their Shares at net asset value in large blocks (typically 50,000 Shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchange and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail Shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2014, the fair value of Exchange Traded Funds was $(29,559,308).

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase Shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of Shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk (continued)

There was no activity of the above-mentioned investments in the Fund during the six months ended March 31, 2014.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities (continued)

There was no activity of the above-mentioned investments in the Fund during the six months ended March 31, 2014.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/(depreciation) from investment activities and foreign currency transactions on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

12. Balance Sheet Offsetting

In the normal course of business the Fund has entered into derivative transactions subject to an enforceable master netting agreement. The netting agreement allows the Fund and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Fund posts cash as collateral with the Custodian for the counterparty and is held by the Custodian in a segregated account and its use is restricted. The Fund receives or posts cash as collateral with its prime broker based on the unrealized gain/loss of the swaps.

In the event of default (i.e., the Fund a) fails to post said collateral, b) fails to comply with any restrictions or provisions, or c) fails to comply with or perform any agreement or obligation), then the counterparty has the right to set-off any amounts payable by the Fund with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

The table below presents the swap contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts as of March 31, 2014.

Offsetting of Financial Assets and Derivative Assets

	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Total return swaps	$5,373,736	$(5,373,736)	$—	$—	$(2,580,000)	$—

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Total return swaps	$6,779,273	$(5,373,736)	$(1,405,537)	$—	$102,277,237	$100,871,700

The fair value of derivative instruments as of March 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Notional	Net unrealized depreciation on total return swaps on the Statement of Assets and Liabilities
Total return swaps—Long	$254,676,644	$2,272,996
Total return swaps—Short	(287,453,988)	(3,678,533)

Total	$(32,777,344)	$(1,405,537)

Effect of derivative instruments trading activities for the six months ended March 31, 2014:

Derivatives not accounted for as hedging instruments	Realized gain/(loss) from total return swaps recognized on the Statement of Operations	Net change in unrealized gain/(loss) of total return swaps recognized on the Statement of Operations
Total return swaps—Long	$21,085,646	$695,016
Total return swaps—Short	857,316	(4,239,827)

Total	$21,942,962	$(3,544,811)

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

13. Federal Income Tax Information

At September 30, 2013, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,130,109,497, and $417,168,165, respectively. For Federal income tax purposes, at September 30, 2013, accumulated net unrealized gain on portfolio investments was $252,272,990, consisting of $272,975,972 gross unrealized gain and $20,702,982 gross unrealized loss. The accumulated net unrealized gain on securities sold, not yet purchased, was $18,275,768, consisting of $13,283,225 gross unrealized gain and $31,558,993 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments and unrealized gain on securities sold, not yet purchased is attributable primarily to cumulative loss deferrals on wash sales and loss deferrals on unsettled short positions, respectively.

During the eleven months ended September 30, 2013, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses, and (3) recognition of unrealized gain/(loss) of swap contracts currently in taxable income. Listed below is a reconciliation of net increase in net assets resulting from operations to taxable gain for the fiscal year ended September 30, 2013.

Net increase in net assets resulting from operations	$148,325,264
Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	(179,805,334)
Book/tax difference due to deferred wash sales losses	7,844,908
Book/tax difference due to short sales	290,888
Capital losses utilized	(17,706,128)
Current year net operating losses written off	17,779,612
Other book-tax differences	25,129,950

Taxable Gain(1)	$1,859,160

(1)

The Fund’s taxable gain is an estimate and will not be finally determined until the Fund files its tax return for the year ended September 30, 2013. Therefore, the final taxable income may be different than the estimate.

As of September 30, 2013, the components of net assets on a tax basis were as follows:

Accumulated undistributed net investment loss	$(29,986,468)
Accumulated net realized losses on investments	(13,989,921)
Accumulated unrealized gain from investment activities and foreign currency transactions	252,040,459
Paid-in capital	929,284,562

Total Net Assets	$1,137,348,632

ASC 740 Accounting for Uncertainty in Income Taxes (“ASC 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s Financial Statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years ended October 31, 2012 and September 30, 2013, and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not record

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

13. Federal Income Tax Information (continued)

any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules including the unlimited carryover of future capital losses. In general, the provisions of the Act became effective for the Fund’s fiscal year beginning after October 31, 2011.

During the eleven months ended September 30, 2013, the Fund did not pay any dividends.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (continued)

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown. Effective November 1, 2012, the Fund’s fiscal year end was changed from October 31 to September 30. Fiscal period end September 30, 2013 was the first since the Fund changed its fiscal year end from October 31 to September 30.

	For the Six Months Ended March 31, 2014 (Unaudited)	For the Eleven Months Ended September 30, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Period March 1, 2010 (commencement of operations) through October 31, 2010
Net asset value per Share, beginning of period	$13.06	$11.33	$11.13	$10.57	$10.00

Income from investment operations (a):
Net investment loss	(0.19)	(0.75)	(0.59)	(0.74)	(0.66)
Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	0.28	2.48	0.85	1.30	1.23

Total income/(loss) from investment operations	0.09	1.73	0.26	0.56	0.57

Distributions to shareholders:
Realized capital gains	(0.06)	—	(0.06)	—	—

Total distributions to shareholders	(0.06)	—	(0.06)	—	—

Net asset value per Share, end of period	$13.09	$13.06	$11.33	$11.13	$10.57

Total return—gross (b) (c) (e)	0.74%	19.06%	2.93%	6.55%	7.32%
Total return—net (b) (c) (e)	0.70%	15.27%	2.38%	5.30%	5.70%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	1,401,591	1,137,349	694,581	325,272	152,052
Average net assets (dollars in thousands), end of period	1,336,401	931,507	519,202	269,839	65,890
Ratio of expenses to average net assets (d) (e)	3.95%	7.99%	5.68%	6.81%	9.81%
Ratio of expenses without incentive fee to average net assets (d) (e)	3.93%	4.01%	5.03%	5.38%	6.27%
Ratio of incentive fee to average net assets (c) (e)	0.02%	3.98%	0.65%	1.43%	3.54%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (d) (e)	2.50%	2.50%	2.58%	2.86%	3.58%
Ratio of dividend and interest expense to average net assets (d) (e)	0.65%	0.61%	0.98%	1.09%	1.17%
Ratio of security trading related expenses to average net assets (d) (e)	0.78%	0.90%	1.46%	1.43%	1.52%
Ratio of net investment loss to average net assets (d) (e)	(2.83%)	(6.84%)	(4.57%)	(5.75%)	(8.62%)
Portfolio turnover on investments in securities (c)	60%	127%	97%	108%	148%
Average debt ratio (d)	0.12%	0.21%	0.03%	0.12%	0.37%

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2014 (Unaudited) (concluded)

14. Financial Highlights (continued)

(a)	Per Share amounts presented are based on monthly Shares outstanding throughout the period indicated.

(b)

Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.

(d)	Annualized for periods of less than one year.

(e)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

15. Subsequent Events

Subsequent to March 31, 2014, and through May 28, 2014, the Fund had capital subscriptions of $112,855,779.

The Fund has evaluated the possibility of subsequent events existing in the Fund’s financial statements, and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 389-8713, or on the SEC’s website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	6/4/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	6/4/2014

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	6/4/2014

* Print the name and title of each signing officer under his or her signature.